EQUITY - May 2021 Registered Direct Offering Warrants (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2019 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	May 13, 2021 $ / shares
EQUITY
Change in fair value of derivative liabilities				$ (1,641,650)	$ (5,185,309)	$ (6,951,482)	$ 1,710,415
Common stock	$ 6,000,000.0
Proceeds from Issuance or Sale of Equity				$ 0	5,771,053	$ 5,771,053	$ 5,743,905
May 2021 Registered Direct Offering Warrants
EQUITY
Number of warrants outstanding | shares		594,682		594,682		594,682
Change in fair value of derivative liabilities		$ 4,974	$ 1,186,878	$ 634,040	$ 2,036,440	$ 2,725,530
Common stock						2,208,649
Fair value of Investor warrants						3,562,404
Proceeds from Issuance or Sale of Equity						5,771,053
Derivative Liability, Fair Value, Gross Liability, Total		$ 202,835		$ 202,835		$ 836,875
May 2021 Registered Direct Offering Warrants | Risk free interest rate
EQUITY
Warrants measurement input						0.84
May 2021 Registered Direct Offering Warrants | Stock price
EQUITY
Warrants measurement input | $ / shares								7.2
May 2021 Registered Direct Offering Warrants | Measurement Input, Expected Dividend Rate
EQUITY
Warrants measurement input						0
May 2021 Registered Direct Offering Warrants | Expected term
EQUITY
Warrants and Rights Outstanding, Term						5 years
May 2021 Registered Direct Offering Warrants | Pre Reverse Split [Member]
EQUITY
Number of warrants outstanding | shares		5,946,810		5,946,810		5,946,810
May 2021 Registered Direct Offering Warrants | Pre Reverse Split [Member] | Stock price
EQUITY
Warrants measurement input | $ / shares								0.72